Accounts Receivable	12 Months Ended
Dec. 31, 2011
Accounts Receivable
Accounts Receivable

3.                                      Accounts Receivable

Credit is extended to customers based on an evaluation of a customer’s financial condition and, in general, collateral is not required.  Management regularly reviews accounts receivable for uncollectible and potentially uncollectible accounts, and when necessary establishes an allowance for doubtful accounts.  Balances that are outstanding after management has used reasonable collection efforts are written-off through a charge to the allowance for doubtful accounts and a credit to accounts receivable.

At December 31, 2011 and 2010, the allowance for doubtful accounts was $8,000 and $0, respectively.

Balance, January 1, 2010	$—
Provision for doubtful accounts	—
Balance December 31, 2010	—
Provision for doubtful accounts	8,000
Balance December 31, 2011	$8,000